Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Supplement [Text Block]	ffisi_SupplementTextBlock	Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Series, Inc.

CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Municipal Ultrashort Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ffisi_SupplementTextBlock	Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Series, Inc.

CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."